Loans and Borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loan and financing beginning of period	R$ 20,095,548	R$ 23,517,000
Borrowing	2,344,762	3,836,487
Amortization	(3,986,019)	(6,889,940)
Interest paid	(1,676,827)	(1,679,825)
Interest accrued	1,136,527	2,458,631
Exchange rate variation	2,826,557	(1,146,805)
Loan and financing end of period	20,740,548	20,095,548
Current portion of non-current borrowings	1,230,273	2,451,838	R$ 3,879,874
Non-current portion of non-current borrowings	19,510,275	17,643,710	R$ 19,637,126
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Loan and financing beginning of period	9,002,163	10,967,819
Borrowing	2,014,178	840,195
Amortization	(2,275,063)	(1,507,590)
Interest paid	(783,490)	(804,982)
Interest accrued	382,348	1,526,587
Exchange rate variation
Loan and financing end of period	R$ 8,340,136	9,002,163
Reclassification		R$ (2,019,866)
Local Currency [Member] | Working Capital [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	Fixed / CDI	Fixed / CDI
Rate	(12.28% on 12.31.23)	12.28% (10.72% on 12.31.22)
Maturity		0.65
Loan and financing beginning of period	R$ 777,528	R$ 409,186
Borrowing		740,000
Amortization	(743,687)	(390,582)
Interest paid	(77,910)	(37,352)
Interest accrued	44,069	56,276
Exchange rate variation
Loan and financing end of period		777,528
Reclassification
Local Currency [Member] | Export Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	CDI	Fixed / CDI
Rate	13.77% (13.26% on 12.31.23)	13.26% (9.05% on 12.31.22)
Maturity	2.70	3.67
Loan and financing beginning of period	R$ 1,583,597	R$ 3,613,555
Borrowing
Amortization	(470,000)
Interest paid	(166,081)	(234,038)
Interest accrued	165,884	223,946
Loan and financing end of period	R$ 1,113,400	1,583,597
Reclassification		R$ (2,019,866)
Local Currency [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	CDI / IPCA	CDI / IPCA
Rate	11.24% (10.94% on 12.31.23)	10.94% (12.09% on 12.31.22)
Maturity	5.84	5.75
Loan and financing beginning of period	R$ 6,634,434	R$ 5,940,146
Borrowing	1,937,680
Amortization	(978,268)
Interest paid	(538,822)	(441,639)
Interest accrued	171,712	1,135,927
Loan and financing end of period	R$ 7,226,736	R$ 6,634,434
Local Currency [Member] | Fiscal Incentives [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	Fixed	Fixed
Rate	(2.40% on 12.31.23)	2.40% (2.40% on 12.31.22)
Maturity
Loan and financing beginning of period	R$ 6,604	R$ 5,286
Borrowing	76,498	100,195
Amortization	(83,108)	(98,877)
Interest paid	(677)	(832)
Interest accrued	683	832
Loan and financing end of period		R$ 6,604
Local Currency [Member] | Certificate Of Agribusiness Receivables [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		IPCA
Rate		10.86% (11.80% on 12.31.22)
Maturity
Loan and financing beginning of period		R$ 999,646
Borrowing
Amortization		(1,018,131)
Interest paid		(91,121)
Interest accrued		109,606
Loan and financing end of period
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Loan and financing beginning of period	11,093,385	12,549,181
Borrowing	330,584	2,996,292
Amortization	(1,710,956)	(5,382,350)
Interest paid	(893,337)	(874,843)
Interest accrued	754,179	932,044
Exchange rate variation	2,826,557	(1,146,805)
Loan and financing end of period	R$ 12,400,412	11,093,385
Reclassification		R$ 2,019,866
Foreign Currency [Member] | Working Capital [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	Fixed / EIBOR3M + 1,8% FX TRY, AED and USD	Fixed / FX TRY and USD
Rate	10.62% (13.13% on 12.31.23)	13.13% (16.83% on 12.31.22)
Maturity	1.07	1.84
Loan and financing beginning of period	R$ 938,752	R$ 514,004
Borrowing	329,807	1,683,112
Amortization	(248,173)	(1,020,713)
Interest paid	(178,594)	(107,636)
Interest accrued	140,620	122,454
Exchange rate variation	218,545	(252,469)
Loan and financing end of period	R$ 1,200,957	R$ 938,752
Foreign Currency [Member] | Export Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	Fixed /SOFR / FX USD	Fixed / LIBOR / FX USD
Rate	4.24% (5.49% on 12.31.23)	5.49% (7.10% on 12.31.22)
Maturity	3.74	3.23
Loan and financing beginning of period	R$ 2,436,651	R$ 132,887
Borrowing	777	1,006,496
Amortization	(1,204,148)	(534,993)
Interest paid	(219,661)	(156,178)
Interest accrued	106,276	126,784
Exchange rate variation	478,207	(158,211)
Loan and financing end of period	R$ 1,598,102	2,436,651
Reclassification		R$ 2,019,866
Foreign Currency [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	Fixed / FX USD	Fixed / FX USD and EUR
Rate	5.16% (5.15% on 12.31.23)	5.15% (4.91% on 12.31.22)
Maturity	13.44	14.30
Loan and financing beginning of period	R$ 7,559,562	R$ 11,902,290
Borrowing
Amortization	(105,735)	(3,672,960)
Interest paid	(484,110)	(606,725)
Interest accrued	509,749	663,684
Exchange rate variation	2,121,887	(726,727)
Loan and financing end of period	R$ 9,601,353	7,559,562
Reclassification
Foreign Currency [Member] | Advances For Foreign Exchange Rate Contracts [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)	Fixed / FX USD	Fixed / FX USD
Rate	0% (7.10% on 12.31.23)	7.10% (0.00% on 12.31.22)
Maturity		0.23
Loan and financing beginning of period	R$ 158,420
Borrowing		306,684
Amortization	(152,900)	(153,684)
Interest paid	(10,972)	(4,304)
Interest accrued	(2,466)	19,122
Exchange rate variation	7,918	(9,398)
Loan and financing end of period	R$ (0)	R$ 158,420